Other Long-Term Assets	12 Months Ended
Dec. 31, 2023
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS	NOTE 4:- OTHER LONG-TERM ASSETS
	December 31,
	2023	2022

Unbilled receivables	$3,988	$1,902
Rent deposits	2,116	2,083
Other	392	268

	$6,496	$4,253